Share-Based Payments - Change in Number of Free Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Number Of Shares Outstanding [line items]
Granted during the period
Forfeited during the period
Exercised during the period
Free Share [member]
Changes In Number Of Shares Outstanding [line items]
Balance at beginning of period	572,228	822,856	1,036,850
Granted during the period	187,350	562,853	46,500
Forfeited during the period	99,850	36,525	18,650
Exercised during the period	18,000	776,956	241,844
Balance at end of period	641,728	572,228	822,856